Income taxes - Current and deferred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Current income taxes	$ (19,825)	$ (8,158)	$ (2,450)
Deferred income taxes	(2,417)	(1,429)	2,132
TOTAL INCOME TAXES	$ (22,242)	$ (9,587)	$ (318)